Project debt (Tables)	9 Months Ended
Sep. 30, 2021
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2021 and December 31, 2020 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	4,568,387	4,925,268
Current	710,493	312,346
Total Project debt	5,278,880	5,237,614

Repayment schedule for project debt

The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Kaxu debt, as of September 30, 2021, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2021
Interest payment	Nominal repayment	Between January and September 2022	Between October and December 2022	2023	2024	2025	Subsequent years	Total
($ in thousands)
59,366	163,975	166,131	163,122	359,313	373,083	504,196	3,489,692	5,278,880

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, was as follows and was consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
($ in thousands)
Interest payment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614